Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Series A Convertible Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2024		$ 11	$ 98,035	$ (4,670)	$ 93,376	$ 6,288	$ 99,664
Balance, shares at Dec. 31, 2024		10,553,399
Restricted common stock grants			142		142		142
Common stock repurchase program			(270)		(270)		(270)
Common stock repurchase program, shares		(67,534)
Net income (loss)				(1,237)	(1,237)	(156)	(1,393)
Balance at Jun. 30, 2025		$ 11	97,907	(5,907)	92,011	6,132	98,143
Balance, shares at Jun. 30, 2025		10,485,865
Balance at Dec. 31, 2025		$ 10	97,826	(2,676)	95,160	6,229	101,389
Balance, shares at Dec. 31, 2025		10,418,859
Common stock repurchase program			(663)		(663)		(663)
Common stock repurchase program, shares		(178,665)
Net income (loss)				5,237	5,237	867	6,104
Cancellation of forfeited restricted common shares
Cancellation of forfeited restricted common shares, shares		(1,000)
Balance at Jun. 30, 2026		$ 10	$ 97,163	$ 2,561	$ 99,734	$ 7,096	$ 106,830
Balance, shares at Jun. 30, 2026		10,239,194